Financial information of parent company - Statement of financial position parenthetical values (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 07, 2016	Dec. 06, 2016	Dec. 31, 2015
ifrs Statement [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.004	$ 0.004	$ 0.004	$ 0.0004	$ 0.004
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000			10,000,000,000
Ordinary shares, shares issued (in shares)	4,916,106,889	4,252,922,259			4,207,374,896
Ordinary shares, shares outstanding (in shares)	4,916,106,889	4,252,922,259			4,207,374,896
Parent company
ifrs Statement [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.004	$ 0.004			$ 0.004
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000			10,000,000,000
Ordinary shares, shares issued (in shares)	4,916,106,889	4,252,922,259			4,207,374,896
Ordinary shares, shares outstanding (in shares)	4,916,106,889	4,252,922,259			4,207,374,896